SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
January 2024 warrants [member]
DisclosureOfScheduleOfFairValueHierarchyOfWarrantsLineItems [Line Items]
Balance, warrants	$ 108	$ 248
Issuance, warrants			1,027
Revaluation, warrants	237	(138)	(756)
Effect of changes in foreign exchange rates, warrants	1	(2)	(23)
Balance, warrants	346	108	248
December 2023 warrants [member]
DisclosureOfScheduleOfFairValueHierarchyOfWarrantsLineItems [Line Items]
Balance, warrants	45	110	520
Revaluation, warrants	108	(64)	(397)
Effect of changes in foreign exchange rates, warrants	1	(1)	(13)
Balance, warrants	156	45	110
June 2023 warrants [member]
DisclosureOfScheduleOfFairValueHierarchyOfWarrantsLineItems [Line Items]
Balance, warrants	44	157	1,157
Revaluation, warrants	150	(112)	(972)
Effect of changes in foreign exchange rates, warrants	1	(1)	(28)
Balance, warrants	195	44	157
March 2023 warrants [member]
DisclosureOfScheduleOfFairValueHierarchyOfWarrantsLineItems [Line Items]
Balance, warrants	19	79	562
Revaluation, warrants	38	(58)	(470)
Effect of changes in foreign exchange rates, warrants		(1)	(13)
Balance, warrants	57	19	79
November 2022 warrants [member]
DisclosureOfScheduleOfFairValueHierarchyOfWarrantsLineItems [Line Items]
Balance, warrants	9	79	836
Revaluation, warrants	2	(69)	(736)
Effect of changes in foreign exchange rates, warrants		(1)	(21)
Balance, warrants	$ 11	$ 9	$ 79